LONG-TERM INVESTMENTS - Schedule of Unrealized securities holding gain/ (loss) Investments equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	¥ 36,588	¥ 16,799
Addition	28,883	23,200
Dividends received	(204)	(190)
Disposal of long-term investments	(2,954)
Share of cumulative loss	(3,834)	(3,221)
Ending balance	¥ 58,479	¥ 36,588